LEASES - Schedule of Operating Lease Transaction Expenses (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Lease	$ 0	$ 456	$ 1,202
Financed sales of mining equipment	0	0	2,965
Loss on disposal	0		(2,046)
Associated mining equipment sales costs	$ 0	$ 0	$ 2,453